Subsequent Events (Details) - Subsequent Events [Member] - CNY (¥) ¥ in Thousands	Nov. 10, 2017	Nov. 03, 2017
Mr Jiawei Cao [Member]
Subsequent Events (Textual)
Equity ownership percentage, description		The Company and Mr. Cao will own 60% and 40% of the RMB 16.66 million equity interest in the joint venture, respectively
Equity method, aggregate cost		¥ 16,660
Mr Ning Li [Member]
Subsequent Events (Textual)
Equity ownership percentage, description	The Company and Mr. Li will own 51% and 49% of the RMB 20 million equity interest in the joint venture, respectively.
Equity method, aggregate cost	¥ 20,000